Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Defined benefit pension plan, tax	$ (197)	$ 21	$ 70
Cash flow hedges, net of tax	$ 3,038	$ (2,332)	$ (2,582)